LISTING EXPENSES - Schedule of listing expenses of one-time non-recurring nature (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
		Oct. 27, 2022	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Forward Purchase Agreement- Liabilities , Total Amount			$ (13,306)
Forward Purchase Agreement- Assets , Total Amount			$ 42,502
Endurance Acquisition Corp [Member]
Disclosure of detailed information about business combination [line items]
Price Adjustment Shares, Quantity			27,500
Premium- SPAC shares, Quantity			14,800
Warrants, Quantity			18,630
Forward Purchase Agreement- Liabilities , Quantity			1,605
Price Adjustment Shares,Price			$ 7.73
Premium- SPAC shares, Price			10.11
Warrants, Price			0.22
Forward Purchase Agreement- Liabilities , Price			$ 8.29
Price Adjustment Shares, Total Amount		$ 212,675	$ 212,575	[1]
Premium- SPAC shares, Total Amount		$ 149,657	149,628	[2]
Warrants, Total Amount	[3]		4,099
Forward Purchase Agreement- Liabilities , Total Amount	[3]		13,305
Forward Purchase Agreement- Assets , Total Amount	[4]		$ 42,502

[1]	See note 15.
[2]	Price based on the market price prior to the SPAC transaction.
[3]	Price based on the public price in the closing date.
[4]	See note 17.